RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21.   RELATED PARTY TRANSACTIONS

Management fees, which represent a commission of 1.25% of gross freight earned by the dry bulk carriers, of $0.5 million were invoiced by Golden Ocean and paid by the Company during 2011. As of December 31, 2011, $0.3 million was payable to Golden Ocean. On December 22, 2011, 23,298 RSUs were issued to Golden Ocean Management (Bermuda) Limited, a wholly-owned subsidiary of Golden Ocean.

In March 2012, Golden Ocean sold its entire holding of shares in the Company and Golden Ocean is no longer considered to be a related party.